UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Waddell & Reed Advisors Funds

Municipal Bond Fund

      Semiannual Report
March 31, 2004

CONTENTS

3	President's Letter
5	Portfolio Highlights
6	Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
33	Financial Highlights
37	Notes to Financial Statements
42	Independent Auditors' Report

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal Bond Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal Bond Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL BOND FUND

March 31, 2004

Dear Shareholder

The six-month period ended March 31, 2004 gave investors renewed optimism in the financial markets. After three down years, the stock markets rebounded nicely, ending 2003 with double-digit gains both here and abroad. Bond markets posted modest gains, which were positive as well.

Favorable conditions

A number of developments drove performance upward. Bush Administration policy initiatives caused the economy to improve sharply early in the third quarter of 2003. GDP rose more than eight percent from July to September. With the economy improving dramatically, corporate profits started to improve and stock prices followed profits.

As we began 2004, inflation remained well behaved and, while rising, is still quite low relative to long-term norms. Corporations tell us their businesses are strong. First quarter corporate profits will be up more than 20 percent from year-ago levels. The March new jobs report was well above consensus estimates. GDP for the first quarter has been reported at a 4.3 percent increase.

Looking ahead

We believe that there remain numerous benefits yet to play out for the economy from the action taken last year. The Federal Reserve appears determined to keep interest rates low. As much as $80 billion from tax rebates will go into consumer pockets in the first half of 2004. Finally, we believe that the dollar decline will shortly start to have a positive impact on export growth.

Further, we feel that there are some new developments that will likely help the economy. I believe we will see some improvement in capital spending because accelerated depreciation schedules, part of the stimulus package, expire at year-end. Also, business has been satisfying greater than expected consumer demand by drawing down inventories. Replenishing these have now become necessary, further boosting industrial production as this occurs.

Of course there are always some wild cards that come into play when looking forward. If inflation begins to rear its ugly head in the form of meaningful acceleration in wages and salaries there is a risk that the Fed will have to back off of its current easy stance on interest rates. As of now, there are no signs of this occurring.

The outcome of the presidential election will be important. Should President Bush not be reelected, there would be concern over his tax initiatives being reversed. Lower withholding rates, the elimination of estate taxes and the reduction in capital gains and dividend income tax rates have all had a very positive impact on the economy.

Finally, until recently, China has been thought of as the icing on the world economic growth reacceleration cake. Some now argue that China is the cake. Important incremental demand is coming from China. China may be overheating and a slowdown is possible. World growth expectations might then get modified.

Caveats aside, it looks as if the first half of the 2004 economy will be quite strong. The second half of the year should also be solid in our opinion. Of course, none of this is a sure thing. Whichever way the financial markets turn, we firmly believe that the best way to achieve your long-term financial goals is to develop and maintain a personal financial plan. It's also important to keep in mind that while markets change, the basic principles of investing do not. Diversifying your portfolio, maintaining a long-term perspective and periodically reviewing your asset allocation can help you manage market fluctuations and more effectively work toward your goals

Questions and comments

In the following pages of this report, you will find the portfolio holdings and financial highlights for your Fund. If you have any questions or comments regarding this semiannual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

SHAREHOLDER SUMMARY OF MUNICIPAL BOND FUND

Portfolio Highlights

On March 31, 2004, Waddell & Reed Advisors Municipal Bond Fund, Inc. had net assets totaling $703,508,073 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal Bond Fund, Inc., for every $100 you had invested on March 31, 2004, your Fund owned:

Housing Revenue Bonds	$9.25
State General Obligation Bonds	$9.11
Other Municipal Bonds	$8.85
Airport Revenue Bonds	$8.59
Hospital Revenue Bonds	$8.53
Lease/Certificate of Participation Bonds	$8.31
Public Power Revenue Bonds	$6.97
Transportation Revenue Bonds	$6.92
School General Obligation Bonds	$6.66
City General Obligation Bonds	$5.59
Water and Sewer Revenue Bonds	$4.33
Special Tax Bonds	$4.25
Derivative Bonds	$3.66
Student Loan Bonds	$3.16
Cash and Cash Equivalents	$3.12
Education Revenue Bonds	$2.70

2004 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)

If your Taxable Income is:						Your Marginal Tax
							Equivalent Tax Free Yields

Joint Return			Single Return			Bracket Is	3%	4%	5%	6%

$0	-	14,300	$0	-	7,150	10%	3.33%	4.44%	5.56%	6.67%
$14,301	-	58,100	$7,151	-	29,050	15%	3.53%	4.71%	5.88%	7.06%
$58,101	-	117,250	$29,051	-	70,350	25%	4.00%	5.33%	6.67%	8.00%
$117,251	-	178,650	$70,351	-	146,750	28%	4.17%	5.56%	6.94%	8.33%
$178,651	-	319,100	$146,751	-	319,100	33%	4.48%	5.97%	7.46%	8.96%
$319,101 and above			$319,101 and above			35%	4.62%	6.15%	7.69%	9.23%

      (1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal Bond Fund, Inc.

THE INVESTMENTS OF MUNICIPAL BOND FUND

March 31, 2004

MUNICIPAL BONDS	Principal Amount in Thousands	Value

ARIZONA - 3.24%

Certificates of Participation, Series 2003A, Evidencing
      Proportionate Interests of the Owners Thereof in
      Lease Payments to be Made By the Arizona School
      Facilities Board, as Lessee for Certain Real and
      Personal Property, Pursuant to a Lease-to
      Own Agreement,

5.0%, 9-1-08	$5,000	$5,589,150
Arizona Educational Loan Marketing Corporation
(A Nonprofit Corporation Organized Pursuant
to the Laws of the State of Arizona), 2001
Educational Loan Revenue Bonds, 2001
Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	5,000	5,368,350
The Industrial Development Authority of the City
of Phoenix, Arizona, Single Family Mortgage
Revenue Bonds, Series 2002-1A,
6.2%, 3-1-34	2,920	3,264,385
Arizona Health Facilities Authority, Hospital
Revenue Bonds (John C. Lincoln Health
Network), Series 2000,
6.875%, 12-1-20	2,500	2,765,375
City of Phoenix Civic Improvement Corporation,
Senior Lien Airport Revenue Bonds,
Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,264,460
Arizona Tourism & Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,249,819
Certificates of Participation, Series 2002A,
Evidencing Proportionate Interests of the Owners
Thereof in Lease Payments to be Made By the
State of Arizona (Acting by and Through the
Director of the Department of Administration),
as Lessee for Certain Real and Personal Property,
5.5%, 5-1-13	1,000	1,161,680

Certificates of Participation (Arizona State University
      Projects), Series 2002, Evidencing the Proportionate
      Interests of the Owners Thereof in Lease Payments
      to be Made Pursuant to a Lease-Purchase Agreement
      by the Arizona Board of Regents, as Lessee for the
      Benefit of Arizona State University,

5.375%, 7-1-13	1,000	1,147,790

		22,811,009

ARKANSAS - 0.89%
Board of Trustees of the University of Arkansas,
Various Facility Revenue Bonds (Fayetteville
Campus), Series 2002,
5.0%, 12-1-07	2,000	2,221,640
Arkansas Development Finance Authority, Correction Facilities Revenue Refunding Bonds, 2003 Series A,
5.0%, 11-15-08	1,710	1,920,415
Jefferson County, Arkansas, Hospital Revenue
Improvement and Refunding Bonds (Jefferson
Regional Medical Center), Series 2001,
5.8%, 6-1-21	1,000	1,059,890
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	1,000	1,022,690

		6,224,635

CALIFORNIA - 12.36%
State of California, Various Purpose General
Obligation Bonds:
5.00%, 2-1-22	7,250	7,339,320
5.25%, 2-1-15	5,000	5,457,650
5.25%, 2-1-19	5,000	5,278,750
5.25%, 2-1-14	2,000	2,187,940
5.25%, 2-1-19	2,000	2,111,500
5.25%, 11-1-21	1,000	1,045,110
State of California, Department of Water Resources:
Power Supply Revenue Bonds, Series 2002A:
5.25%, 5-1-07	3,000	3,307,950
5.5%, 5-1-08	2,250	2,537,662
Central Valley Project, Water System Revenue
Bonds, Series X,
5.5%, 12-1-16	1,000	1,175,000
California Statewide Communities Development
Authority, Hospital Revenue Certificates of
Participation, Cedars-Sinai Medical Center,
Series 1992,
6.5%, 8-1-12	5,200	6,057,220
The Metropolitan Water District of Southern
California, Water Revenue Bonds, 2003
Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,230,650
Southern California Public Power Authority,
Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	4,246,886
Foothill/Eastern Transportation Corridor Agency,
Toll Road Refunding Revenue Bonds, Series 1999,
Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	3,940,875
San Mateo Union High School District (San Mateo
County, California), Election of 2000 General
Obligation Bonds, Series B Capital Appreciation
Bonds:
0.0%, 9-1-15	2,500	1,549,225
0.0%, 9-1-11	1,000	772,840
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,485,430
Los Angeles Unified School District (County of
Los Angeles, California), General Obligation
Bonds, Election of 2002, Series A (2003),
5.25%, 7-1-19	3,000	3,294,390
Golden State Tobacco Securitization Corporation,
Enhanced Tobacco Settlement Asset-Backed Bonds,
Series 2003B,
5.375%, 6-1-28	3,000	3,033,420
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A,
5.375%, 8-1-15	2,505	2,820,254
Gilroy Unified School District (County of Santa
Clara, California), General Obligation Bonds,
Election of 2002, Series 2003,
5.25%, 8-1-19	2,525	2,774,647
City of Big Bear Lake, California, Department of Water and Power, 1996 Water Revenue Refunding Bonds,
6.0%, 4-1-22	2,000	2,434,200
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,317,973
Fremont Unified School District, Alameda County,
California, Election of 2002 General Obligation
Bonds, Series A,
5.375%, 8-1-18	2,035	2,273,522
Solano County Community College District, Solano
County and Yolo County, California, General
Obligation Bonds, Election of 2002, Series 2003A,
5.0%, 8-1-19	2,065	2,220,928
Foothill - De Anza Community College District,
Santa Clara County, California, Election of
1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,197,740
Department of Water and Power of the City of
Los Angeles, Power System Revenue Bonds,
2003 Series B,
5.125%, 7-1-19	2,000	2,169,020
The Regents of the University of California,
General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	2,000	2,167,120
City of Oceanside, 2003 Certificates of
Participation (1993 Series A Refunding),
City of Oceanside, Pursuant To a Lease
with the Oceanside Public Financing
Authority,
5.0%, 4-1-10	1,140	1,288,804
Banning Unified School District, General
Obligation Bonds, 2002 Election, Series A
(Riverside County, California),
5.0%, 8-1-24	1,185	1,239,747
Delta Counties Home Mortgage Finance Authority
(California), Single Family Mortgage Revenue
Bonds (Mortgage-Backed Securities Program),
1998 Series A,
5.2%, 12-1-14	495	526,591
California Rural Home Mortgage Finance
Authority, Single Family Mortgage Revenue
Bonds (Mortgage-Backed Securities Program),
1998 Series B, Class 5,
6.35%, 12-1-29	470	481,430

		86,963,794

COLORADO - 2.17%
Denver Convention Center Hotel Authority,
Convention Center Hotel, Senior Revenue
Bonds, Series 2003A,
5.0%, 12-1-19	3,000	3,188,730
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds:
2001 Series A-2 Senior Bonds:
6.45%, 4-1-30	1,095	1,146,969
6.5%, 8-1-31	990	1,068,695
2000 Series D-2 Senior Bonds,
6.9%, 4-1-29	725	756,255
Colorado Department of Transportation,
Transportation Revenue Anticipation Notes,
Series 2002,
5.25%, 6-15-10	2,000	2,278,020
Weld County School District 6, Weld County,
Colorado, General Obligation Refunding Bonds,
Series 2002-96R,
5.0%, 12-1-09	1,700	1,924,706
School District No. 12, Adams County, Colorado
(Adams 12 Five Star Schools), General Obligation
Bonds, Series 2002A,
5.25%, 12-15-08	1,390	1,578,067
Colorado Health Facilities Authority, Revenue
Bonds (Exempla, Inc.), Series 2002A,
5.5%, 1-1-23	1,120	1,155,963
City of Lafayette, Colorado, Acting by and through
its Water Fund Enterprise, Water Revenue Bonds,
Series 2003A,
5.25%, 12-1-20	1,010	1,111,091
Highlands Ranch Metropolitan District No. 3,
Douglas County, Colorado, General
Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,063,600

		15,272,096

CONNECTICUT - 0.71%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,008,850

DISTRICT OF COLUMBIA - 0.64%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT):
5.5%, 10-1-10	2,000	2,265,100
5.75%, 10-1-16	2,000	2,252,880

		4,517,980

FLORIDA - 6.28%
City of Jacksonville, Florida:
St. Johns River Power Park System, Refunding
Revenue Bonds, Issue Two, Series Eighteen,
5.0%, 10-1-08	5,000	5,570,350
Water and Sewer System, 2002 Series B,
5.25%, 10-1-08	1,500	1,690,425
The School District of Dade County, Florida,
General Obligation School Bonds, Series 1994,
5.0%, 8-1-07	4,020	4,422,000
Hillsborough County Aviation Authority, Florida,
Tampa International Airport, Revenue Bonds:
2003 Series A,
5.0%, 10-1-07	2,000	2,192,020
2003 Series B,
5.0%, 10-1-20	2,000	2,090,680
The City of Miami, Florida:
Special Obligation Non-Ad Valorem Revenue
Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,846,540
Limited Ad Valorem Tax Bonds, Series 2002
(Homeland Defense/Neighborhood Capital
Improvement Projects),
0.0%, 1-1-10	1,600	1,330,496
Pinellas County Health Facilities Authority
(Florida), Health System Revenue Bonds, BayCare
Health System Issue, Series 2003A,
5.0%, 11-15-07	3,000	3,303,150
Broward County, Florida, Passenger Facility
Charge/Airport System Revenue Convertible
Lien Bonds, Airport System Revenue Bonds,
Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,199,763
Polk County, Florida, Capital Improvement and
Refunding Revenue Bonds, Series 2002,
5.25%, 12-1-09	2,700	3,087,693
Housing Finance Authority of Lee County, Florida,
Single Family Mortgage Revenue Bonds:
Series 1998A, Subseries 6,
6.45%, 3-1-31	1,600	1,753,536
Series 1999A, Subseries 2,
5.0%, 9-1-30	1,075	1,097,016
Hillsborough County, Florida, Refunding Utility
Revenue Bonds, Series 2003,
5.0%, 8-1-06	2,510	2,709,118
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub of the Americas),
5.75%, 10-1-16	2,000	2,257,500
Greater Orlando Aviation Authority, Airport
Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,200,520
The School Board of Miami-Dade County,
Florida, Miami-Dade County School Board
Foundation, Inc. as Lessor, Certificates
of Participation, Series 2003A,
5.0%, 8-1-27	1,500	1,656,570
Escambia County Health Facilities Authority
(Florida), Revenue Bonds (Ascension Health
Credit Group), Series 2003A,
5.0%, 11-15-07	1,500	1,647,735
The School Board of Palm Beach County, Florida,
Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,156,610

		44,211,722

GEORGIA - 2.48%
Municipal Electric Authority of Georgia,
Project One Special Obligation Bonds,
Fifth Crossover Series:
6.4%, 1-1-13	7,000	8,501,570
6.4%, 1-1-13	860	1,049,080
Hospital Authority of Cobb County (Georgia),
Revenue Anticipation Refunding and
Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,421,960
State of Georgia, General Obligation Bonds,
Series 1998B,
5.5%, 7-1-12	2,000	2,338,620
City of Atlanta, Airport General Revenue
Refunding Bonds, Series 2003RF-A,
5.0%, 1-1-09	1,000	1,115,300

		17,426,530

GUAM - 0.51%
Guam International Airport Authority, General
Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-01-20	3,305	3,555,420

HAWAII - 0.88%
State of Hawaii, Airport System Revenue Bonds,
Refunding Series 2001 (AMT):
10.126%, 7-1-09	2,500	3,098,250
10.126%, 7-1-09 (A)	2,500	3,091,550

		6,189,800

ILLINOIS - 2.58%
City of Chicago, Collateralized Single Family
Mortgage Revenue Bonds:
Series 2002C,
5.6%, 10-1-34	3,000	3,194,670
Series 2002D,
5.75%, 4-1-35	2,500	2,686,325
Series 2002B,
6.0%, 10-1-33	1,800	1,957,860
Series 1998A-1,
6.45%, 9-1-29	890	912,366
Series 1999C,
7.05%, 10-1-30	545	563,830
Board of Education of the City of Chicago:
General Obligation Lease Certificates,
1992 Series A,
6.25%, 1-1-15	3,000	3,595,110
Unlimited Tax General Obligation Bonds
(Dedicated Revenues), Series 2002A,
5.0%, 12-1-10	1,400	1,580,348
Village of Maywood, General Obligation Corporate
Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,411,709
School District Number 116, Champaign County,
Illinois (Urbana), General Obligation School
Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,273,538
Bloomington-Normal Airport Authority of
McLean County, Illinois, Central Illinois
Regional Airport, Passenger Facility Charge
Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	974,280

		18,150,036

INDIANA - 2.71%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds: Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	10,657,280
Series 1990A (Senate Avenue Parking
Facility),
7.4%, 7-1-15	4,775	6,308,109
Knox County Hospital Association (Knox County,
Indiana), Lease Revenue Refunding Bonds,
Series 2002,
5.25%, 7-1-08	1,875	2,093,100

		19,058,489

IOWA - 0.32%
Iowa Finance Authority, Iowa State Revolving Fund,
Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,284,980

KANSAS - 4.46%
Sedgwick County, Kansas and Shawnee County,
Kansas, Single Family Mortgage Revenue Bonds
(Mortgage-Backed Securities Program):
2002 Series A-3:
6.125%, 12-1-33	4,405	4,835,545
6.25%, 12-1-33	2,835	3,154,193
2003 Series A-2,
4.0%, 6-1-35	3,750	4,030,650
2001 Series B-2 (AMT),
6.45%, 12-1-33	3,335	3,659,462
2002 Series B-2,
5.85%, 12-1-34	3,265	3,528,649
2002 Series A-5,
5.375%, 9-1-12	2,000	2,273,440
2002 Series B- 4,
4.0%, 12-1-34	1,960	2,121,680
2002 Series A-5,
5.55%, 12-1-33	1,500	1,596,765
2001 Series A-1 (AMT),
6.3%, 12-1-32	1,220	1,326,555
Unified School District No. 443, Ford County,
Kansas (Dodge City), General Obligation
Refunding Bonds, Series 2002:
5.0%, 3-1-10	1,110	1,245,897
5.0%, 3-1-09	1,000	1,116,680
Unified School District No. 500, Wyandotte
County, Kansas, Refunding Certificates of
Participation, Series 2002,
5.0%, 12-1-07	1,200	1,332,984
State of Kansas, Department of Transportation,
Highway Revenue Refunding Bonds, Series 2002A,
5.0%, 9-1-08	1,000	1,119,610

		31,342,110

KENTUCKY - 0.84%
Commonwealth of Kentucky, State Property and
Buildings Commission, Agency Fund Revenue
Bonds, Project No. 70,
5.5%, 8-1-07	3,315	3,709,883
Kenton County (Kentucky), Airport Board,
Cincinnati/Northern Kentucky International
Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,226,940

		5,936,823

LOUISIANA - 0.63%
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,946,900
City of New Orleans, Louisiana, Limited Tax
Certificates of Indebtedness, Series 2003,
5.0%, 3-1-07	1,340	1,459,649

		4,406,549

MARYLAND - 0.62%
Montgomery County, Maryland, General Obligation
Bonds, Consolidated Public Improvement Bonds
of 2001, Series A,
5.0%, 2-1-10	2,000	2,254,260
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/ Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,098,967

		4,353,227

MASSACHUSETTS - 2.32%
The Commonwealth of Massachusetts, General
Obligation Bonds:
Consolidated Loan of 2002, Series C:
5.5%, 11-1-13	2,000	2,328,220
5.5%, 11-1-10	2,000	2,319,460
Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,850,650
Massachusetts Municipal Wholesale Electric
Company, A Public Corporation of the
Commonwealth of Massachusetts, Power Supply
Project Revenue Bonds, Stony Brook Intermediate
Project, Series A, Floating Rate Security,
18.322%, 7-1-07 (A)	3,000	4,358,160
Massachusetts Bay Transportation Authority,
Senior Sales Tax Bonds, 2003 Series A,
5.25%, 7-1-08	2,000	2,243,800
Massachusetts Housing Finance Agency,
Single Family Housing Revenue Bonds,
Series 57 (AMT),
5.6%, 6-1-30	2,190	2,238,925

		16,339,215

MICHIGAN - 1.18%
State Building Authority, State of Michigan,
2003 Revenue and Revenue Refunding Bonds,
Series II (Facilities Program),
5.0%, 10-15-21	5,000	5,319,450
Board of Regents of Eastern Michigan
University, General Revenue Refunding Bonds,
Series 2002A,
5.8%, 6-1-13	1,530	1,818,068
City of Detroit, Michigan, General Obligation
Bonds (Unlimited Tax), Series 2002,
5.5%, 4-1-13	1,000	1,140,330

		8,277,848

MINNESOTA - 2.24%
Minneapolis-St. Paul Metropolitan Airports
Commission, Airport Revenue Bonds,
Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,549,450
5.75%, 1-1-13	2,345	2,624,805
City of Rochester, Minnesota, Health Care
Facilities Revenue Bonds (Mayo Foundation/Mayo
Medical Center), Series 1992D,
6.15%, 11-15-09	4,500	5,341,815
City of Minneapolis, Minnesota, General
Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,265,420

		15,781,490

MISSISSIPPI - 1.02%
Mississippi Higher Education Assistance
Corporation, Student Loan Revenue Bonds,
Subordinate Series 1996-C:
6.75%, 9-1-14	5,500	5,668,520
6.7%, 9-1-12	1,470	1,522,641

		7,191,161

MISSOURI - 4.30%
The City of St. Louis, Missouri:
Airport Revenue Refunding Bonds, Series 2003A
(Lambert-St. Louis International Airport):
5.0%, 7-1-08	1,505	1,669,451
5.25%, 7-1-18	1,000	1,095,700
Airport Revenue Bonds, Series 2001A (Airport
Development Program),
5.0%, 7-1-11	1,500	1,680,360
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3-1-24	2,300	2,270,698
5.375%, 3-1-10	1,800	1,889,370
Health and Educational Facilities Authority
of the State of Missouri, Health Facilities
Revenue Bonds, Barnes-Jewish, Inc./Christian
Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,526,170
Northwest Missouri State University, Housing
System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,975,844
Jackson County, Missouri, Tax Exempt Special
Obligation Refunding & Improvement Bonds
(Truman Medical Center Project),
Series 2001A,
5.5%, 12-1-12	2,000	2,340,340
State of Missouri, Fourth State Building,
General Obligation Refunding Bonds,
Series A 2002,
5.0%, 10-1-08	2,000	2,244,480
City of Chesterfield, Missouri, Tax Increment
Refunding and Improvement Revenue Bonds, Series
2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	1,715	1,756,623
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,745,220
The Board of Education of the City of St. Louis,
General Obligation Refunding Bonds (Missouri
Direct Deposit Program), Capital Appreciation
Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,658,580
Missouri Higher Education Loan Authority
(A Public Instrumentality and Body
Corporate and Politic of the State of
Missouri), Student Loan Revenue Bonds,
Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,536,450
Missouri Housing Development Commission,
Single Family Mortgage Revenue Bonds
(Homeownership Loan Program):
1998 Series D-2 (AMT),
6.3%, 3-1-29	740	801,020
1998 Series B-2 (AMT),
6.4%, 3-1-29	315	333,922
1997 Series A-2 (AMT),
7.3%, 3-1-28	200	210,130
Missouri Development Finance Board, Infrastructure
Facilities Revenue Bonds (City of Independence,
Missouri - Eastland Center Project Phase II),
Series 2000B,
6.0%, 4-1-21	1,250	1,343,912
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District (Metrolink
Cross County Extension Project), Mass Transit
Sales Tax Appropriation Bonds, Series 2002B,
5.25%, 10-1-09	1,000	1,140,230

		30,218,500

NEBRASKA - 1.57%
Nebraska Higher Education Loan Program, Inc.,
1993-2 Series A-6 Junior Subordinate Bonds,
11.64%, 6-1-13 (A)	4,755	5,620,600
Douglas County School District 0001 (Omaha, Nebraska, Public Schools), General Obligation Bonds, Series 2003A,
5.0%, 6-15-22	3,000	3,159,990
Lancaster County School District 001 (Lincoln
Public Schools), in the State of Nebraska,
General Obligation Refunding Bonds, Series 2002,
5.25%, 7-15-11	2,015	2,288,194

		11,068,784

NEVADA - 0.62%
Las Vegas Convention and Visitors Authority,
Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,613,677
Nevada Housing Division, Single Family
Mortgage Bonds:
1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	1,255	1,298,473
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	290	304,836
Carson City, Nevada Hospital Revenue Bonds
(Carson-Tahoe Hospital Project),
Series 2002,
6.0%, 9-1-15	1,000	1,111,590

		4,328,576

NEW HAMPSHIRE - 0.59%
New Hampshire Health and Education Facilities
Authority:
Revenue Bonds, Southern New Hampshire
University Issue, Series 2003,
5.375%, 1-1-34	2,000	2,063,260
Hospital Revenue Bonds, Catholic
Medical Center Issue, Series 2002A,
6.125%, 7-1-32	2,000	2,058,780

		4,122,040

NEW JERSEY - 3.75%
New Jersey Economic Development Authority,
Market Transition Facility Senior Lien
Revenue Refunding Bonds, Series 2001A,
Inverse Floating Rate Note,
18.739%, 7-1-07 (A)	4,000	5,887,160
New Jersey Turnpike Authority, Turnpike Revenue
Bonds, Series 2000 A,
6.0%, 1-1-13	4,165	4,991,461
Passaic Valley Sewerage Commissioners (State of
New Jersey), Sewer System Bonds, Series F,
5.0%, 12-1-07	3,000	3,319,020
County of Hudson, New Jersey, Refunding
Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,493,429
New Jersey Transit Corporation payable solely from
certain Federal Transit Administration Grants,
Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,326,280
The City of Newark in the County of Essex, New
Jersey, General Obligation School Purpose
Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,314,620
New Jersey Building Authority, State Building
Revenue and Refunding Bonds, 2002 Series B,
5.25%, 12-15-08	1,900	2,149,812
Bayshore Regional Sewerage Authority (Monmouth
County, New Jersey), Sewer Revenue Refunding
Bonds (Series 2002),
5.0%, 5-1-12	1,545	1,740,257
The Board of Education of the Township of Monroe,
in the County of Middlesex, New Jersey, School
District Refunding Bonds, Series 2002,
5.0%, 9-15-10	1,000	1,132,660

		26,354,699

NEW MEXICO - 2.63%
New Mexico Hospital Equipment Loan Council,
Hospital Revenue Bonds (Memorial Medical
Center, Inc. Project), Series 1998,
5.5%, 6-1-28	5,750	5,697,215
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, 2004 Series B (AMT),
3.5%, 7-1-35	5,000	5,225,800
City of Albuquerque, New Mexico, Airport
Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,675,186
New Mexico Educational Assistance Foundation,
Student Loan Program Bonds:
Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,313,243
Second Subordinate 1995 Series A-3,
6.6%, 11-1-10	425	443,861
San Juan County, New Mexico, Gross Receipts
Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,154,750

		18,510,055

NEW YORK - 11.72%
The City of New York, General Obligation Bonds:
Fiscal 2004 Series I,
5.0%, 8-1-20	10,000	10,391,800
Fiscal 2003 Series A:
5.5%, 8-1-10	3,000	3,384,630
5.75%, 8-1-14	2,000	2,266,760
Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,465,700
Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,202,400
New York City Transitional Finance Authority,
Future Tax Secured Refunding Bonds, Fiscal 2003:
Series A:
5.5%, 11-1-26	5,000	5,753,250
5.25%, 11-1-10	1,000	1,139,680
Series D,
5.25%, 2-1-19	3,000	3,290,310
Series B Tax-Exempt Bonds,
5.25%, 2-1-09	2,000	2,249,300
Dormitory Authority of the State of New York: State Personal Income Tax Revenue Bonds, Series 2003A (Economic Development and Housing),
5.0%, 12-15-07	3,000	3,311,010
State University Educational Facilities,
Revenue Bonds, Series 1990B,
7.5%, 5-15-11	1,350	1,626,966
7.5%, 5-15-11	650	813,131
Third General Resolution Revenue Bonds (State
University Educational Facilities Issue),
Series 2002B,
5.25%, 11-15-23	2,100	2,348,052
City University System, Consolidated Fourth
General Resolution Revenue Bonds,
2001 Series A,
5.5%, 7-1-17	2,000	2,221,300
Tobacco Settlement Financing Corporation (State
Of New York), Asset-Backed Revenue Bonds (State
Contingency Contract Secured):
Series 2003A-1,
5.0%, 6-1-07	5,000	5,413,250
Series 2003B-1C,
5.5%, 6-1-21	2,000	2,195,820
The Port Authority of New York and New Jersey,
Consolidated Bonds:
One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,396,210
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,290,780
New York State Urban Development Corporation:
Correctional and Youth Facilities, Service
Contract Revenue Bonds, Series 2003A,
5.25%, 1-1-21	2,500	2,786,400
State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series 2002D,
5.0%, 12-15-07	2,000	2,207,340
Triborough Bridge and Tunnel Authority,
General Revenue Refunding Bonds, Series 2002B:
5.25%, 11-15-08	2,000	2,258,540
5.0%, 11-15-09	2,000	2,250,160
Metropolitan Transportation Authority, State
Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,532,650
New York State Thruway Authority:
Highway and Bridge Trust Fund Refunding Bonds,
Series 2002C,
5.25%, 4-1-10	1,000	1,135,990
State Personal Income Tax Revenue Bonds
(Transportation), Series 2002A,
5.5%, 3-15-13	1,000	1,137,650
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003 Series A,
5.375%, 6-15-14	2,000	2,272,680
Power Authority of the State of New York,
Series 2002 A Revenue Bonds,
5.0%, 11-15-09	2,000	2,255,740
County of Erie, New York, General Obligation
Serial Bonds and Revenue Anticipation Notes,
Public Improvement Serial Bonds - Series 2002A,
5.0%, 9-1-08	1,500	1,676,745
New York City, Health and Hospitals Corporation,
Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,145,240

		82,419,484

NORTH CAROLINA - 1.52%
North Carolina Eastern Municipal Power Agency,
Power System Revenue Bonds:
Refunding Series 2003 D,
5.5%, 1-1-14	3,000	3,316,470
Refunding Series 2003 C,
5.0%, 1-1-07	655	697,523
County of Cumberland, North Carolina, Hospital
Facility Revenue Bonds (Cumberland County
Hospital System, Inc.), Series 1999:
5.25%, 10-1-14	2,380	2,589,845
5.25%, 10-1-11	1,200	1,338,792
North Carolina Municipal Power Agency Number 1,
Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,720,700

		10,663,330

NORTH DAKOTA - 0.11%
State of North Dakota, North Dakota Housing
Finance Agency, Housing Finance Program Bonds,
Home Mortgage Finance Program, 1998 Series A,
5.25%, 7-1-18	775	793,422

OHIO - 0.93%
County of Montgomery, Ohio, Water System Refunding Revenue Bonds, Greater Moraine- Beavercreek Sewer District, Series 2002,
5.5%, 11-15-13	2,000	2,329,040
County of Summit, Ohio, Various Purpose Bonds,
Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	2,041,706
County of Cuyahoga, Ohio, Revenue Bonds,
Series 2003A (Cleveland Clinic Health System
Obligated Group),
6.0%, 1-1-21	1,000	1,109,090
County of Lorain, Ohio, Hospital Facilities
Revenue Refunding and Improvement Bonds,
Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,090,000

		6,569,836

OKLAHOMA - 0.84%
Oklahoma Housing Finance Agency, Single
Family Mortgage Revenue Bonds
(Homeownership Loan Program):
1995 Series B, Subseries B-2 (AMT),
7.625%, 9-1-26	1,405	1,475,784
1996 Series A,
7.05%, 9-1-26	510	524,306
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,642,114
City of Oklahoma City, Oklahoma, General Obligation
Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,191,620
State of Oklahoma, General Obligation Bonds,
Oklahoma Building Bonds Commission,
5.0%, 7-15-07	1,000	1,098,700

		5,932,524

OREGON - 1.01%
State of Oregon, Department of Administrative
Services, Refunding Certificates of
Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,436,680
West Linn-Wilsonville School District No 3Jt,
Clackamas and Washington Counties, Oregon,
General Obligation Bonds, Series 2003A,
0.0%, 6-15-14	2,000	1,334,280
State of Oregon, Housing and Community
Services Department, Mortgage Revenue
Bonds (Single-Family Mortgage Program),
1996 Series D,
6.375%, 7-1-27	1,145	1,190,628
State of Oregon, Department of Transportation,
Regional Light Rail Extension Construction Fund,
Revenue Refunding Bonds, Series 2002 (Westside
Light Rail Project),
5.0%, 6-1-09	1,000	1,124,830

		7,086,418

PENNSYLVANIA - 3.65%
Commonwealth of Pennsylvania, General Obligation
Bonds, First Refunding Series of 2002,
5.0%, 2-1-08	5,000	5,533,650
Schuylkill County Industrial Development
Authority, Variable Rate Demand Revenue
Bonds (Pine Grove Landfill, Inc. Project),
1995 Series,
5.1%, 10-1-19	2,400	2,569,848
Susquehanna Area Regional Airport Authority,
Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,306,772
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,300,620
County of Allegheny, Pennsylvania, General
Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,285,280
Allegheny County Industrial Development
Authority (Pennsylvania), Environmental
Improvement Revenue Bonds (USX Corporation
Project), Refunding Series A 1994,
6.7%, 12-1-20	1,855	1,903,564
Falls Township Hospital Authority, Refunding
Revenue Bonds, The Delaware Valley Medical
Center Project (FHA Insured Mortgage),
Series 1992,
7.0%, 8-1-22	1,825	1,853,561
Health Care Facilities Authority of Sayre
(Pennsylvania), Fixed Rate Hospital Revenue
Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,572,848
County of Butler (Commonwealth of Pennsylvania),
General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,564,186
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,552,110
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,134,099
Reading Area Water Authority, Berks County,
Pennsylvania, Guaranteed Water Revenue Bonds,
Series of 2003 (Capital Appreciation Bonds),
0.0%, 12-1-12	1,500	1,091,205

		25,667,743

PUERTO RICO - 3.04%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds),
Series 2003 C:
6.0%, 7-1-13	3,450	3,919,235
5.0%, 7-1-18	3,000	3,294,690
Series 2004 A,
5.25%, 7-1-21	5,740	6,201,783
Series 2002,
5.25%, 7-1-10	2,000	2,294,660
Puerto Rico Highways and Transportation Authority,
Transportation Revenue Bonds, Series G,
5.25%, 7-1-14	5,000	5,710,800

		21,421,168

RHODE ISLAND - 0.31%
City of Pawtucket, Rhode Island, General
Obligation Refunding Bonds, 2002 Series A,
5.0%, 4-15-08	2,000	2,213,080

SOUTH CAROLINA - 0.24%
Anderson County Joint Municipal Water System,
South Carolina, Waterworks System Revenue
Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,674,683

TENNESSEE - 1.03%
Volunteer State Student Funding Corporation,
Educational Loan Revenue Bonds,
Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,732,886
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,319,660
Dickson County, Tennessee, General Obligation
Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,121,270
Memphis-Shelby County Airport Authority, Special
Facilities Revenue Refunding Bonds, Series 2002
(Federal Express Corporation),
5.05%, 9-1-12	1,000	1,083,200

		7,257,016

TEXAS - 3.70%
Cities of Dallas and Fort Worth, Texas,
Dallas/Fort Worth International Airport:
Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,454,300
Joint Revenue Improvement and Refunding
Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,430,989
Lufkin Health Facilities Development Corporation:
Health System Revenue and Refunding Bonds
(Memorial Health System of East Texas),
Series 1995,
6.875%, 2-15-26	2,810	2,873,000
Health System Revenue Bonds (Memorial Health
System of East Texas), Series 1998,
5.7%, 2-15-28	1,500	1,387,785
Texas Department of Housing and Community
Affairs, Single Family Mortgage Revenue
Bonds, 1997 Series D (AMT) TEAMS Structure:
5.65%, 3-1-29	1,655	1,718,651
5.7%, 9-1-29	1,290	1,339,601
Goose Creek Consolidated Independent School
District, Unlimited Tax Refunding and
Schoolhouse Bonds, Series 2002,
5.75%, 2-15-17	2,050	2,364,511
City of Houston, Texas, Water and Sewer System,
Junior Lien Revenue Forward Refunding Bonds,
Series 2002B,
5.75%, 12-1-16	2,000	2,341,580
City of Houston, Texas, Airport System Subordinate
Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,256,640
Houston Independent School District, Limited
Tax Schoolhouse and Refunding Bonds, Series
1999A, Premium Capital Appreciation Bonds,
0.0%, 2-15-10	2,500	2,059,975
Harris County-Houston Sports Authority, Senior
Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,722,660
North Texas Tollway Authority, Dallas North
Tollway System, Revenue Refunding Bonds,
Series 2003B,
5.0%, 1-1-38	1,000	1,101,190

		26,050,882

VIRGINIA - 1.98%
Commonwealth Transportation Board, Commonwealth of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2002,
5.0%, 10-1-09	5,000	5,645,600
Industrial Development Authority of the City
of Roanoke, Virginia, Hospital Revenue Bonds
(Carilion Health System Obligated Group),
Series 2002A:
5.75%, 7-1-14	2,225	2,561,598
5.5%, 7-1-17	2,000	2,268,720
Virginia Port Authority, Commonwealth Port Fund
Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,260,700
City of Richmond, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2000A,
5.5%, 1-15-12	1,065	1,225,943

		13,962,561

WASHINGTON - 3.49%
Washington Public Power Supply System, Nuclear
Project No. 1, Refunding Revenue Bonds,
Series 1989B,
7.125%, 7-1-16	8,200	10,744,214
Energy Northwest, Project No. 1 Refunding
Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	5,153,130
State of Washington, Various Purpose General
Obligation Bonds, Series 1990A,
12.227%, 2-1-12 (A)	2,495	3,693,398
Housing Authority of the City of Seattle,
Low-Income Housing Assistance Revenue Bonds,
1995 (GNMA Collateralized Mortgage
Loan - Kin On Project),
7.4%, 11-20-36	1,750	1,938,475
Spokane Public Facilities District, Regional Projects,
Spokane Public Facilities District, Hotel/Motel
Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,912,203
Port of Seattle, Revenue Bonds, Series
2001B (AMT),
5.625%, 4-1-16	1,000	1,095,460

		24,536,880

WEST VIRGINIA - 0.39%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,763,720

WYOMING - 0.38%
Wyoming Student Loan Corporation (A Nonprofit
Corporation Organized Under the Laws of the
State of Wyoming), Student Loan Revenue
Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,666,350

TOTAL MUNICIPAL BONDS - 96.88%		$681,585,515

(Cost: $645,947,057)

TOTAL SHORT-TERM SECURITIES - 4.31%	$30,313,862

(Cost: $30,313,862)

TOTAL INVESTMENT SECURITIES - 101.19%	$711,899,377

(Cost: $676,260,919)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.19%)	(8,391,304)

NET ASSETS - 100.00%	$703,508,073

Notes to Schedule of Investments

(A)	The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

MUNICIPAL BOND FUND
March 31, 200
(In Thousands, Except for Per Share and Share Amounts)

ASSETS
Investment securities - at value (cost-$676,261) (Notes 1 and 3)	$711,899
Cash	1
Receivables:
Interest	9,667
Fund shares sold	120
Prepaid insurance	38

Total assets	721,725

LIABILITIES
Payable for investment securities purchased	15,901
Payable to Fund shareholders	2,037
Accrued service fee (Note 2)	138
Accrued shareholder servicing (Note 2)	53
Accrued accounting and administrative services fees (Note 2)	15
Accrued management fee (Note 2)	10
Accrued distribution fee (Note 2)	3
Other	60

Total liabilities	18,217

Total net assets	$703,508

NET ASSETS
$0.001 par value capital stock:
Capital stock	$99
Additional paid-in capital	679,998
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	989
Accumulated undistributed net realized loss on investment transactions	(13,216)
Net unrealized appreciation in value of investments	35,638

Net assets applicable to outstanding units of capital	$703,508

Net asset value per share (net assets divided by shares outstanding):
Class A	$7.13
Class B	$7.13
Class C	$7.13
Class Y	$7.13
Capital shares outstanding:
Class A	96,952,246
Class B	946,754
Class C	726,870
Class Y	467
Capital shares authorized	600,000,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MUNICIPAL BOND FUND
For the Six Months Ended March 31, 2004
(In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B)	$15,657

Expenses (Note 2):
Investment management fee	1,870
Service fee:
Class A	773
Class B	9
Class C	7
Shareholder servicing:
Class A	325
Class B	7
Class C	6
Class Y	1
Accounting and administrative services fees	88
Distribution fee:
Class A	16
Class B	26
Class C	19
Audit fees	16
Custodian fees	12
Legal fees	8
Other	129

Total expenses	3,312

Net investment income	12,345

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	4,197
Unrealized appreciation in value of investments during the period	260

Net gain on investments	4,457

Net increase in net assets resulting from operations	$16,802

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MUNICIPAL BOND FUND
(In Thousands)

	For the six months ended 3-31-04	For the fiscal year ended 9-30-03

DECREASE IN NET ASSETS
Operations:
Net investment income	$12,345	$27,135
Realized net gain on investments	4,197	14,879
Unrealized appreciation (depreciation)	260	(20,627)

Net increase in net assets resulting from operations	16,802	21,387

Distributions to shareholders from net investment income (Note 1D):(1)
Class A	(12,170)	(26,415)
Class B	(87)	(189)
Class C	(65)	(143)
Class Y	- *	(352)

	(12,322)	(27,099)

Capital share transactions (Note 5)	(55,725)	(52,908)

Total decrease	(51,245)	(58,620)
NET ASSETS
Beginning of period	754,753	813,373

End of period	$703,508	$754,753

Undistributed net investment income	$989	$966

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 33 - 36.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-04		2003	2002	2001	2000	1999

Net asset value, beginning of period	$7.09		$7.14	$6.91	$6.75	$6.90	$7.63

Income (loss) from investment operations:
Net investment income	0.12		0.25	0.28	0.32	0.35	0.36
Net realized and unrealized gain (loss) on investments	0.04		(0.05)	0.23	0.16	(0.08)	(0.61)

Total from investment operations	0.16		0.20	0.51	0.48	0.27	(0.25)

Less distributions from:
Net investment income	(0.12)		(0.25)	(0.28)	(0.32)	(0.35)	(0.37)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.07)	(0.11)

Total distributions	(0.12)		(0.25)	(0.28)	(0.32)	(0.42)	(0.48)

Net asset value, end of period	$7.13		$7.09	$7.14	$6.91	$6.75	$6.90

Total return(1)		2.30%	2.82%	7.64%	7.27%	4.24%	-3.46%
Net assets, end of period (in millions)	$692		$733	$785	$748	$739	$874
Ratio of expenses to average net assets	0.90	%(2)	0.89%	0.89%	0.88%	0.89%	0.79%
Ratio of net investment income to average net assets	3.43	%(2)	3.51%	4.03%	4.67%	5.23%	4.98%
Portfolio turnover rate		11%	43%	61%	31%	15%	31%

*Not shown due to rounding.
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the period from 10-5-99(1) through
	3-31-04		2003	2002	2001	9-30-00

Net asset value, beginning of period	$7.08		$7.14	$6.91	$6.74	$6.87

Income (loss) from investment operations:
Net investment income	0.09		0.19	0.22	0.27	0.28
Net realized and unrealized gain (loss) on investments	0.05		(0.06)	0.23	0.16	(0.05)

Total from investment operations	0.14		0.13	0.45	0.43	0.23

Less distributions from:
Net investment income	(0.09)		(0.19)	(0.22)	(0.26)	(0.29)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.09)		(0.19)	(0.22)	(0.26)	(0.36)

Net asset value, end of period	$7.13		$7.08	$7.14	$6.91	$6.74

Total return	2.00%		1.80%	6.77%	6.47%	3.56%
Net assets, end of period (in millions)	$7		$7	$7	$5	$1
Ratio of expenses to average net assets	1.80	%(2)	1.75%	1.73%	1.72%	1.86	%(2)
Ratio of net investment income to average net assets	2.53	%(2)	2.65%	3.18%	3.76%	4.17	%(2)
Portfolio turnover rate	11%		43%	61%	31%	15	%(3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class C Shares
 For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,			For the period from 10-7-99(1) through
	3-31-04		2003	2002	2001	9-30-00

Net asset value, beginning of period	$7.08		$7.14	$6.91	$6.74	$6.87

Income (loss) from investment operations:
Net investment income	0.09		0.18	0.22	0.27	0.29
Net realized and unrealized gain (loss) on investments	0.05		(0.06)	0.23	0.16	(0.06)

Total from investment operations	0.14		0.12	0.45	0.43	0.23

Less distributions from:
Net investment income	(0.09)		(0.18)	(0.22)	(0.26)	(0.29)
Capital gains	(0.00)		(0.00)	(0.00)	(0.00)*	(0.07)

Total distributions	(0.09)		(0.18)	(0.22)	(0.26)	(0.36)

Net asset value, end of period	$7.13		$7.08	$7.14	$6.91	$6.74

Total return	1.99%		1.79%	6.73%	6.47%	3.56%
Net assets, end of period (in millions)	$5		$5	$5	$2	$1
Ratio of expenses to average net assets	1.83	%(2)	1.77%	1.75%	1.74%	1.84	%(2)
Ratio of net investment income to average net assets	2.50	%(2)	2.63%	3.13%	3.74%	4.18	%(2)
Portfolio turnover rate	11%		43%	61%	31%	15	%(3)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MUNICIPAL BOND FUND
Class Y Shares
 For a Share of Capital Stock Outstanding Throughout Each Period

For the six months ended	For the fiscal year ended September 30,	For the period from 12-30-98(1) through
3-31-04	2003	2002	2001	2000	9-30-99

Net asset value, beginning of period	$7.09	$7.14	$6.91	$6.75	$6.90	$7.41

Income (loss) from investment operations:
Net investment income	0.13	0.26	0.31	0.28	(2)	0.36	(2)	0.28
Net realized and unrealized gain (loss) on investments	0.04	(0.05)	0.21	0.21	(2)	(0.08	)(2)	(0.51)

Total from investment operations	0.17	0.21	0.52	0.49	0.28	(0.23)

Less distributions from:
Net investment income	(0.13)	(0.26)	(0.29)	(0.33)	(0.36)	(0.28)
Capital gains	(0.00)	(0.00)	(0.00)	(0.00	)*	(0.07)	(0.00)

Total distributions	(0.13)	(0.26)	(0.29)	(0.33)	(0.43)	(0.28)

Net asset value, end of period	$7.13	$7.09	$7.14	$6.91	$6.75	$6.90

Total return	2.38%	3.01%	7.82%	7.44%	4.32%	-3.21%
Net assets, end of period (in thousands)	$3	$10,033	$16,172	$12,965	$2	$2
Ratio of expenses to average net assets	0.72	%(3)	0.72%	0.71%	0.70%	0.71%	0.67	%(3)
Ratio of net investment income to average net assets	3.61	%(3)	3.59%	4.08%	4.82%	5.38%	5.08	%(3)
Portfolio turnover rate	11%	43%	61%	31%	15%	31	%(4)

*Not shown due to rounding.
(1)Commencement of operations of the class.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)For the fiscal year ended September 30, 1999.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide income not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.

C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.

D. Dividends and distributions - Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $227,469. During the period ended March 31, 2004, W&R received $16,464 and $1,826 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $148,219 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $25,726, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $77,121,832, while proceeds from maturities and sales aggregated $116,979,971. Purchases of short-term securities aggregated $620,878,243, while proceeds from maturities and sales aggregated $619,008,450. No U.S. Government obligations were purchased or sold during the period ended March 31, 2004.

For Federal income tax purposes, cost of investments owned at March 31, 2004 was $675,660,962, resulting in net unrealized appreciation of $36,238,415, of which $37,145,931 related to appreciated securities and $907,516 related to depreciated securities.

NOTE 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2003 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$27,114,963
Distributed ordinary income	27,099,094
Undistributed ordinary income*	475,542

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	-

Post-October losses deferred	-

*This entire amount was distributed prior to March 31, 2004.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2010	$14,549,043

NOTE 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

For the six months ended 3-31-04		For the fiscal year ended 9-30-03

Shares issued from sale of shares:
Class A	1,635	13,707
Class B	73	311
Class C	122	346
Class Y	- *	16,582
Shares issued from reinvestment of dividends:
Class A	1,411	3,065
Class B	11	23
Class C	9	20
Class Y	- *	50
Shares redeemed:
Class A	(9,451)	(23,357)
Class B	(111)	(329)
Class C	(164)	(330)
Class Y	(1,415)	(17,480)

Decrease in outstanding capital shares	(7,880)	(7,392)

Value issued from sale of shares:
Class A	$11,618	$95,869
Class B	519	2,186
Class C	872	2,435
Class Y	- *	116,048
Value issued from reinvestment of dividends:
Class A	10,026	21,545
Class B	75	162
Class C	63	139
Class Y	- *	351
Value redeemed:
Class A	(67,009)	(163,654)
Class B	(786)	(2,315)
Class C	(1,160)	(2,307)
Class Y	(9,943)	(123,367)

Decrease in outstanding capital	$(55,725)	$(52,908)

*Not shown due to rounding.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal Bond Fund, Inc. (the "Fund") as of March 31, 2004, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal Bond Fund, Inc. as of March 31, 2004, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2003, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 14, 2004

The Waddell & Reed Advisors Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund, Inc.

FOR MORE INFORMATION:

Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
      WADDELL & REED
      CLIENT SERVICES
      6300 Lamar Avenue
      P.O. Box 29217
      Shawnee Mission, KS 66201-9217
      (888) WADDELL
      (888) 923-3355

Our INTERNET address is:
      http://www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1008SA (3-04)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By         /s/Kristen A. Richards
         Kristen A. Richards, Vice President and Secretary

Date June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Henry J. Herrmann
         Henry J. Herrmann, President and Principal Executive Officer

Date June 8, 2004

By         /s/Theodore W. Howard
         Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 8, 2004